Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 2,079	$ 1,667	$ 702
Acquisition of IAHGames			535
Increase for prior year tax positions	116	451	194
Increase for current year tax positions			323
Decrease due to settlement			(166)
Exchange differences	45	(39)	79
Balance at end of year	1,168	2,079	1,667
Infocomm Asia Holdings Pte Ltd
Income Tax Contingency [Line Items]
Deconsolidation of non controlling interest	$ (1,072)